Financial Highlights	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investment Company [Abstract]
Financial Highlights

8.	Financial Highlights

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Per Share Performance
(for a share outstanding throughout the period) (1)

Net asset value per share at beginning of period	$3.90	$5.96	$6.07	$3.37

Net increase (decrease) in net assets resulting from operations
Net investment loss	(0.03)	(0.03)	(0.07)	(0.06)
Net change in realized and unrealized appreciation (depreciation) on investment in SOL	1.01	(1.46)	(1.12)	1.16
Net increase (decrease) in net assets resulting from operations	0.98	(1.49)	(1.19)	1.10

Net asset value per share at end of period	$4.88	$4.47	$4.88	$4.47

Total return (2)	25.13%	(25.00)%	(19.60)%	32.64%

Ratios to average net asset value
Expenses (3)	10.99%	10.17%	11.08%	10.32%

Net investment loss (3)	(2.68)%	(2.74)%	(2.61)%	(2.73)%

(1)	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
(2)	Not annualized.
(3)	Annualized.

An individual Shareholder’s return, ratios, and per Share performance may vary from those presented above based on the timing of Share transactions.

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and assuming redemption on the last day of the period.

8.	Financial Highlights

	Year ended December 31, 2024	Year ended December 31, 2023
Per Share Performance
(for a share outstanding throughout the year) (1)

Net asset value per share at beginning of year	$3.37	$0.33

Net increase in net assets resulting from operations
Net investment loss	(0.12)	(0.01)
Net change in realized and unrealized appreciation on investment in SOL	2.82	3.05
Net increase in net assets resulting from operations	2.70	3.04

Net asset value per share at end of year	$6.07	$3.37

Total return	80.12%	922.42%

Ratios to average net asset value
Expenses	10.38%	7.79%

Net investment loss	(2.68)%	(2.99)%

(1)	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024 and the 1:20 reverse stock split effective March 24, 2023. See Note 2.

An individual Shareholder’s return, ratios, and per Share performance may vary from those presented above based on the timing of Share transactions.

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and assuming redemption on the last day of the year.